Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Included in voyage expenses
Charter hire commissions (a)	$ 894	$ 539
Included in general and administrative expenses
Executive services fee (d)	303	458
Administrative services fee (e)	60	0
Management fees-related party
Management fees (a)	$ 2,400	$ 1,419